TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Brookfield Renewables trade receivables and other current assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2019	2018
Trade receivables	$406	$339
Prepaids and others	119	114
Other short-term receivables	142	109
Current portion of contract asset	51	45
	$718	$607